Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2023
Share capital and reserves
Schedule of share capital

Share capital as at June 30, 2023 and December 31, 2022 consisted from the following:

	2022	2022
	Number of shares	US$

Ordinary shares of $0 each	197,092,402	—
	197,092,402	—

Issued and fully paid
Balance at January 1, 2022	196,523,101	—
Balance at December 31, 2022	197,092,402	—

	2023	2023
	Number of shares	US$

Ordinary shares of $0 each	197,314,600	—
	197,314,600	—

Issued and fully paid
Balance at January 1, 2023	197,092,402	—
Balance at June 30, 2023	197,314,600	—